SCHEDULE OF NET FINANCIAL LIABILITY ASSET CURRENCY RISK (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
MYR Against SGD [member] | Strengthened [Member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax
MYR Against SGD [member] | Weakened [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax
USD Against SGD [member] | Strengthened [Member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax	341,000	(2,600)
USD Against SGD [member] | Weakened [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax	(341,000)	2,600
GBP Against SGD [member] | Strengthened [Member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax		6,000
GBP Against SGD [member] | Weakened [member]
IfrsStatementLineItems [Line Items]
Increase/(decrease) Loss after tax		$ (6,000)